Transaction Accounting Adjustments - Schedule of Adjustment to Class A and Class B Common Stock (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Change in Accounting Estimate [Line Items]
Total adjustment	$ 116,986
AnHeart Therapeutics Ltd Historical [Member]
Change in Accounting Estimate [Line Items]
To record the portion of Assumed Options and RSUs issued to AnHeart award holders attributable to pre-combination service and recognized as part of the purchase considerationv	24,818
To record share-based compensation for accelerated awards accounted for as post-combination expense	2,871
Common Class A [Member] | AnHeart Therapeutics Ltd Historical [Member]
Change in Accounting Estimate [Line Items]
To record the fair value of Class A Common Stock issued as part of merger consideration	$ 89,297